RESEARCH AND DEVELOPMENT EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Research And Development Expenses Net [Line Items]
Research and development expenses	$ 16,491	$ 17,419	$ 24,862
Payroll and related expenses
Research And Development Expenses Net [Line Items]
Research and development expenses, gross	636	623	552
Professional services and consulting fees
Research And Development Expenses Net [Line Items]
Research and development expenses, gross	1,752	2,345	2,297
Share-based payments
Research And Development Expenses Net [Line Items]
Research and development expenses, gross	883	671	872
Clinical and pre-clinical trials
Research And Development Expenses Net [Line Items]
Research and development expenses, gross	12,569	12,840	20,373
Intellectual property development
Research And Development Expenses Net [Line Items]
Research and development expenses, gross	298	317	290
Other
Research And Development Expenses Net [Line Items]
Research and development expenses, gross	$ 353	$ 623	$ 478